Fair Value Measurements - Carrying Amount and Estimated Fair Values of Financial Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Disclosures [Abstract]
Cash and cash equivalents, carrying amount	$ 108,488	$ 33,412	$ 48,954	$ 40,813	$ 90,857	$ 41,139
Restricted Cash, carrying amount		104,026		113,407
Interest rate swaps, carrying amount	895
Long-term debt, carrying amount	1,930,206	2,720,286		2,899,965
Cash and cash equivalents, fair value	108,488	33,412		40,813
Restricted Cash, fair value		104,026		113,407
Interest rate swaps, fair value	895
Long-term debt, fair value	$ 1,899,630	$ 2,715,695		$ 2,889,328